INTANGIBLE ASSETS AND GOODWILL - Carrying Amount of Goodwill by Reporting Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 783	$ 121	$ 121
Acquisition from business combinations	0	662	0
Goodwill, ending balance	783	783	121
Annuities
Goodwill [Roll Forward]
Goodwill, beginning balance	703	41	41
Acquisition from business combinations	0	662	0
Goodwill, ending balance	703	703	41
P&C
Goodwill [Roll Forward]
Goodwill, beginning balance	45	45	45
Acquisition from business combinations	0	0	0
Goodwill, ending balance	45	45	45
Life Insurance
Goodwill [Roll Forward]
Goodwill, beginning balance	35	35	35
Acquisition from business combinations	0	0	0
Goodwill, ending balance	$ 35	$ 35	$ 35